OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING EXPENSES
Depreciation of PP&E	$ (65,711)	$ (63,955)	$ (57,815)
Amortization of intangible assets	(10,637)	(11,257)	(11,138)
Amortization of rights of use assets	(5,870)	(4,736)	(204)
Impairment of fixed assets	(376)	(3,491)	(4,378)
Depreciation, amortization and impairment of fixed assets	$ (82,594)	$ (83,439)	$ (73,535)